LIABILITY FOR LOANS SOLD	12 Months Ended
Sep. 30, 2012
LIABILITY FOR LOANS SOLD
LIABILITY FOR LOANS SOLD

12.               LIABILITY FOR LOANS SOLD

The Company records an estimated liability for probable amounts due to the Company’s loan investors under contractual obligations related to residential mortgage loans originated for sale that were previously sold and became delinquent or defaulted.  Under standard representations and warranties and early payment default clauses in the Company’s mortgage sale agreements, the Company may be required to repurchase mortgage loans sold to investors or reimburse the investors for credit losses incurred on loans (collectively “repurchase”) in the event of borrower default within a defined period after origination (generally 90 days), or in the event of breaches of contractual representations or warranties made at the time of sale that are not remedied within a defined period after the Company receives notice of such breaches (generally 90 days).  The Company establishes a mortgage repurchase liability related to these events that reflect management’s estimate of losses on loans for which the Company could have a repurchase obligation based on a combination of factors.  Such factors incorporate the volume of loans sold in current and previous periods, borrower default expectations, historical investor repurchase demand and appeals success rates (where the investor rescinds the demand based on a cure of the defect or acknowledges that the loan satisfies the investor’s applicable representations and warranties), and estimated loss severity.

The principal balance of loans sold that remain subject to recourse provisions related to early payment default clauses totaled approximately $343 million and $266 million at September 30, 2012 and 2011, respectively.  Because the Company does not service the loans that it sells to its investors, the Company is generally unable to track the outstanding balances or delinquency status of a large portion of such loans that may be subject to repurchase under the representations and warranties clauses in the Company’s mortgage sale agreements.  The following is a summary of the principal balance of mortgage loan repurchase demands on loans previously sold that were received and resolved during the years ended September 30, 2012 and 2011:

	2012	2011
Received during period	$16,639,000	$16,700,000
Resolved during period	20,228,000	15,061,000
Unresolved at end of period	5,066,000	8,655,000

The following is a summary of the changes in the liability for loans sold during the years ended September 30, 2012 and 2011:

	2012	2011
Balance at beginning of period	$1,257,146	$470,983
Provisions charged to expense	2,005,865	1,650,406
Amounts paid to resolve demands	(2,285,877)	(864,243)
Balance at end of period	$977,134	$1,257,146

During the year ended September 30, 2012, the Company paid $1.95 million to two of its largest mortgage loan investors to settle all past, present and potential future make-whole and repurchase claims against the Bank.  The Bank was no longer selling loans to these investors and determined that such settlements would be advantageous to the Company.  These settlements resolved all past, present and potential future claims on approximately one-third of total loans sold in past periods.  The payments were charged to the liability for loans sold.

The liability for loans sold of $977,000 at September 30, 2012 represents the Company’s best estimate of the probable loss that the Company will incur for various early default provisions and contractual representations and warranties associated with the sales of mortgage loans.  Because the level of mortgage loan repurchase losses depends upon economic factors, investor demand strategies and other external conditions that may change over the life of the underlying loans, the level of the liability for mortgage loan repurchase losses is difficult to estimate and requires considerable management judgment.  In addition, the Company does not service the loans that it sells to investors and is unable to track the remaining unpaid balances after sale.  As a result, there may be a range of possible losses in excess of the estimated liability that cannot be estimated.  Management maintains regular contact with the Company’s investors to monitor and address their repurchase demand practices and concerns.